LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 10:-	LEASES

The Company entered into operating leases primarily for offices and motor vehicles. The leases have remaining lease terms of up to 4.2 years, some of which may include options to extend the leases for up to an additional 3 years.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased motor vehicles.

a.	The components of operating lease costs were as follows:

Year ended December 31, 2019

Operating lease cost	$12,462
Sublease income	(17)

Total net lease costs	$12,445

b.	Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2019

Operating lease ROU assets	$2,490
Operating lease liabilities, current	$1,383
Operating lease liabilities, long-term	$1,094
Weighted average remaining lease term (in years)	1.49
Weighted average discount rate	3.72%

c.	Future lease payments under operating leases as of December 31, 2019, are as follows:

As of December 31, 2019

2020	$1,203
2021	1,102
2022	242
2023	14
2024	2

Total undiscounted lease payments	$2,563
Less: imputed interest	(86)

Present value of lease liabilities	$2,477